Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Lease Liabilities [Line Items]
Total cash outflows for leases	R 94.0	R 69.3	R 64.8
Lease payments	R 5.0	R 7.3	R 6.2
Minimum [Member]
Lease Liabilities [Line Items]
Average term	3 years
Maximum [Member]
Lease Liabilities [Line Items]
Average term	4 years